Label	Element	Value
U.S. Small and Mid Cap Equity Fund | U.S. Small and Mid Cap Equity Fund - Class 2 Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	U.S. Small and Mid Cap Equity Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell an interest in Class 2 shares of the fund. You may pay other fees, such as insurance contract fees and expenses, which are not reflected in the tables and examples below. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2027
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	82.00%
Strategy [Heading]	oef_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in common stocks and other equity-type securities (including preferred stock, convertible securities and hybrid securities) of small and mid-capitalization companies in the United States. The investment adviser currently defines “small and mid-capitalization companies” to be companies whose market capitalizations typically fall within the range of the Russell 2500 Index or the Russell Midcap Index. As of July 1, 2025, the largest company for the Russell 2500 Index had a market capitalization of approximately $24.1 billion and the largest company for the Russell Midcap Index had a market capitalization of approximately $83.3 billion. The market capitalization of the companies included in the Russell 2500 Index and the Russell Midcap Index will change with market conditions. The fund strives to maintain a fully invested portfolio.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart shows the fund’s investment results of the Class 2 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the fund’s investment results of the Class 2 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	capitalgroup.com/afis
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	oef_BarChartHeading	Calendar year total returns
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock

The following bar chart shows the fund’s investment results of the Class 2 shares of the fund for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were: Highest 12.42% (quarter ended June 30, 2025) Lowest -4.33% (quarter ended March 31, 2025)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2025
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	12.42%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2025
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(4.33%)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2025:
U.S. Small and Mid Cap Equity Fund | U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the fund.
U.S. Small and Mid Cap Equity Fund | U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
U.S. Small and Mid Cap Equity Fund | U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Market conditions [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

U.S. Small and Mid Cap Equity Fund | U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Issuer risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

U.S. Small and Mid Cap Equity Fund | U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Investing in small and mid-capitalization companies [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

U.S. Small and Mid Cap Equity Fund | U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Liquidity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

U.S. Small and Mid Cap Equity Fund | U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Nondiversification [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

U.S. Small and Mid Cap Equity Fund | U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

U.S. Small and Mid Cap Equity Fund | U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Class 2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	474
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,065
U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Russell 2500™ Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.16%
U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Russell 3000® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.18%
U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.77%
U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Class 2
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	15.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.17%

[1]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.